Financial investments - Carrying value of investments in VC funds (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2021 CNY (¥)
Financial investments
Carrying value of investments	¥ 111,644,194	$ 15,964,907	¥ 141,341,519
Dragonfly Ventures Feeder, L.P.
Financial investments
Ownership	5.73%	5.73%
Carrying value of investments	¥ 95,789,583	$ 13,697,728	114,164,666	¥ 63,726,000
IOSG Fund II LP
Financial investments
Ownership	3.00%	3.00%
Carrying value of investments	¥ 15,854,611	$ 2,267,179	¥ 27,176,853	¥ 19,117,800